15. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
SUBSEQUENT EVENTS

Management has evaluated events subsequent to September 30, 2014 through the date that the accompanying condensed consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

Government Contracts

Subsequent to September 30, 2014, we collected $247,361 under our DARPA contract, and under the Battelle subcontract we billed $33,434 and we collected $29,519.

Debt Reduction

Subsequent to September 30, 2014, we paid off the remaining principal and interest balances on the two remaining July & August 2011 10% Convertible Notes, which had been classified as being in default, with cash payments totaling $382,748 (see Note 5).

Subsequent to September 30, 2014, we paid off in full the outstanding principal balance and interest balance on the Law Firm Note with a cash payment of $50,000 and an issuance of 170,020 common shares (see Note 5).

Subsequent to September 30, 2014, we paid an aggregate of $503,313 in principal and accrued interest on eight other outstanding notes. As a result, seven of the eight notes were paid in full. We owe an additional $37,813 under the eighth note, which we expect to pay in full in January 2015.

Note Conversions

Subsequent to September 30, 2014, we issued an aggregate of 14,237,261 shares of common stock to two accredited investors upon the conversion of an aggregate of $597,965 of unpaid principal and accrued interest due under promissory notes previously issued to the investors by the Company. The conversion price per share was $0.042.

Subsequent to September 30, 2014, we issued an aggregate of 5,625,000 shares of common stock to convert in full the outstanding principal balance of $225,000 and interest balance of $11,250 on the remaining Amended and Restated Series A 12% Convertible Note through the issuance of 5,625,000 shares of common stock. The conversion price per share was $0.042

Issuance of Convertible Notes

Subsequent to September 30, 2014, we entered into a Subscription Agreement with two accredited investors providing for the issuance and sale of (i) convertible promissory notes in the aggregate principal amount of $527,780 and (ii) five year warrants to purchase up to 2,356,160 shares of common stock at a fixed exercise price of $0.168 per share. The convertible promissory notes bear interest at the annual rate of 10% and mature on April 1, 2016. The aggregate gross cash proceeds to us were $415,000 after subtracting legal fees of $35,000; the balance of the principal amount of the notes represents a $27,780 due diligence fee and an original issuance discount. The convertible promissory notes are convertible at the option of the holders into shares of our common stock at a fixed price of $0.112 per share, for up to an aggregate of 4,712,321 shares of common stock. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

Common Stock Issuances

Subsequent to September 30, 2014, we issued 374,295 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.146 per share in payment for legal and scientific consulting services valued at $54,800 based on the value of the services provided.

Equity Unit Investments

Subsequent to September 30, 2014, we issued and sold to eight accredited investors units (the “Units”) consisting of (a) one hundred thousand (100,000) restricted shares of common stock, par value $.001 per share at prices per share ranging from $0.105 to $0.114 and (b) a five-year warrant to purchase fifty thousand (50,000) shares of common stock at exercise prices ranging from $0.154 to $0.167 per share (the “Unit Warrants”). In total, the investors purchased for cash an aggregate of $501,700 of Units. The investors acquired an aggregate of 4,506,250 shares of common stock and Unit Warrants to acquire up to an aggregate of 2,253,125 shares of common stock.

Subsequent to September 30, 2014, we issued to an accredited investor Units consisting of an aggregate of 1,835,798 shares of common stock and Unit Warrants to acquire up to an aggregate of 1,837,798 shares of common stock at an exercise price of $0.103 per share. The Units were issued to the investor upon the conversion of an aggregate of $189,087 of unpaid principal and accrued interest due under two promissory notes (the remaining October & November 2009 10% Convertible Note and the April 2010 10% Convertible Note – see Note 5) previously issued to the investor by the Company. The amounts converted represented the entire principal and interest outstanding under the notes and the notes held by that holder were retired.

Subsequent to September 30, 2014, we sold $3,300,000 of units, comprised of common stock and warrants (the “Units”), to three affiliated institutional investors (collectively the “Purchaser”) at a price of $0.30 per Unit pursuant to a Securities Purchase Agreement (the “Agreement”). Each Unit consists of one share of common stock, $0.001 par value per share, and five-year warrants to purchase 120% of the shares of common stock in the Unit (the “Warrants”), at an exercise price per share of $0.30 (the “Financing”). Accordingly, a total of 11,000,000 shares of common stock and Warrants to purchase 13,200,000 shares of common stock were issued and sold pursuant to the Agreement.

As part of the terms of the Agreement, we entered into a Registration Rights Agreement with the Purchaser pursuant to which we agreed to file a registration statement to register for resale the shares of common stock sold in the Financing, including the shares of common stock underlying the Warrants, within 20 calendar days following the closing of the Financing. Subject to certain exceptions, in the event the registration statement does not become effective within certain time periods set forth in the Registration Rights Agreement, we would be required to pay the Purchaser in the Financing an amount in cash equal to two percent (2.0%) of the aggregate purchase price every month until such time as the registration statement becomes effective or the shares of common stock (and shares of common stock underlying the Warrants) sold in the Financing may be sold by the Purchaser pursuant to Rule 144 without any restrictions or limitations.

Roth Capital Partners served as sole placement agent for the Financing and received a cash fee of $231,000, expense reimbursement of $25,000, and a five-year warrant to purchase 550,000 shares of common stock at an exercise price of $0.30 per share (the “Purchase Agent Warrant”) for its services in the Financing. In addition, we paid $10,000 in legal expenses to the Purchaser’s counsel. We also paid $32,572 to our counsel related to this financing. The net proceeds to us after the placement fee and legal fees were $3,001,429.

Warrant Exercises and Issuance of New Warrants Upon Exercise

Subsequent to September 30, 2014, we issued an aggregate of 5,671,119 shares of common stock and seven-year warrants (the “Exchange Warrants”) to issue up to an aggregate of 5,671,119 shares of common stock at exercise prices ranging from $0.093 to $0.116 per share to eight accredited investors. One of the investors is Dr. Chetan Shah, a director of the Company. The common stock and Exchange Warrants were issued to the investors upon the cash exercise of previously issued warrants held by them. The investors paid an aggregate of $579,251 upon exercise of the previously outstanding warrants at exercise prices ranging from $0.093 to $0.115 per share. The foregoing transaction was privately negotiated with the group of participating warrant holders.

Warrant Exercises

Subsequent to September 30, 2014, we issued an aggregate of 21,516,640 shares of common stock to accredited investors upon the exercise of previously issued warrants. The warrants were exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercises. The cashless exercise of such warrants resulted in the cancellation of previously issued warrants to purchase an aggregate of 30,265,208 shares of common stock.

Stock Option Exercises

Subsequent to September 30, 2014, two former employees exercised stock options to purchase 50,000 common shares through a cash payment of $9,500 with an exercise price of $0.19 per share.

Restricted Stock Issuance to Service Provider

Subsequent to September 30, 2014, we issued 39,024 shares of restricted common stock in payment for investor relations services valued at $8,000 based on the value of the services provided.

Management has evaluated events subsequent to March 31, 2014 through the date that the accompanying condensed consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

Government Contracts

Subsequent to March 31, 2014, we billed $197,362 under our DARPA contract and billed $62,696 under the Battelle subcontract and we collected $135,376 under both contracts.

Common Stock Issuances

Subsequent to March 31, 2014, we issued 219,127 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $0.17 per share in payment for internal controls, legal and scientific consulting services valued at $38,268 based on the value of the services provided.

Subsequent to March 31, 2014, we completed unit subscription agreements with seven accredited investors (the “Purchasers”) pursuant to which the Purchasers purchased an aggregate of $320,800 of restricted common stock at an average price of $0.15 per share. The common stock purchase price under the subscription agreement was determined to be 80% of the average closing price of our common stock for the five-day period immediately preceding the date of each subscription agreement, resulting in the issuance of 2,192,444 shares of common stock.

Each Purchaser also received one common stock purchase warrant for each two shares of common stock purchased under his subscription agreement. The warrant exercise price was calculated based upon 120% of the average of the closing prices of our common stock for the five-day period immediately preceding the parties entering into their subscription agreement.

Stock Option Grants

On June 6, 2014, our Board of Directors approved the following grants of options to certain officers and directors of the Company:

·	To Mr. James A. Joyce, an option to acquire an aggregate of 1,500,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The option vested as to 500,000 shares on the grant date and will vest as to an additional 500,000 shares on each of the first two anniversaries of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

·	To Mr. Rodney S. Kenley, an option to acquire an aggregate of 250,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The option vested as to 83,333 shares on the grant date and will vest as to an additional 83,333 shares on the first anniversary of the grant date and 83,334 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

·	To Mr. James B. Frakes, an option to acquire an aggregate of 250,000 shares of our common stock at an exercise price of $0.19 per share, the closing price of our common stock on the date of grant. The option vested as to 83,333 shares on the grant date and will vest as to an additional 83,333 shares on the first anniversary of the grant date and 83,334 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

Changes to 2012 Board Compensation Program

In July 2012, the Board approved a Board Compensation Program (the “2012 Program”), which modified and superseded the 2005 Directors Compensation Program that had been in effect previously. On June 6, 2014, the Board approved certain changes to the 2012 Program. Under the modified 2012 Program, in which only non-employee Directors may participate, a new eligible Director will receive an initial grant of $50,000 worth of options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant.

At the beginning of each fiscal year, each existing Director eligible to participate in the 2012 Program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of the Common Stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, under the 2012 Program eligible Directors will receive an annual Board retainer fee of $30,000. The modified 2012 Program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and Lead independent director - $15,000.

All of the foregoing actions - the changes in base salaries, the option grants and the changes to the Directors Compensation Program discussed herein - were approved and recommended by the Company’s Compensation Committee prior to approval by the Board.

Convertible Notes Payable – See Note 16 below